Cover	May 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2023
Entity File Number	000-55760
Entity Registrant Name	MOBILE INFRASTRUCTURE CORPORATION
Entity Central Index Key	0001642985
Entity Tax Identification Number	47-3945882
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	30 W. 4th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false